Condensed Consolidated Statements of Operations (unaudited) (Q2) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue:
Collaboration revenue	$ 21,000		$ 0		$ 21,000	$ 0	$ 0	$ 1,885
Operating expenses:
Research and development	6,162		13,143		14,343	26,263	44,830	56,434
General and administrative	7,680		4,399		12,770	9,270	15,847	19,045
Total operating expenses	13,842		17,542		27,113	35,533	60,677	75,479
Operating loss	7,158		(17,542)		(6,113)	(35,533)	(60,677)	(73,594)
Other expense:
Interest income	277		850		710	1,847	3,108	6,673
Interest expense	(475)		(1,301)		(1,843)	(2,564)	(5,274)	(4,656)
Loss on extinguishment of note payable	(3,354)		0		(3,354)	0	0	(553)
Other income, net	64		11		738	179	2,021	1,615
Total other (expense) income	(3,488)		(440)		(3,749)	(538)	(145)	3,079
Net loss	$ 3,670	$ (13,532)	$ (17,982)	$ (18,089)	$ (9,862)	$ (36,071)	$ (60,822)	$ (70,515)
Net income (loss) per common share, basic (in Dollars per share)	$ 0.08		$ (0.4)		$ (0.2)	$ (0.8)	$ (1.32)	$ (1.63)
Net income (loss) per common share, diluted (in Dollars per share)	$ 0.08		$ (0.4)		$ (0.2)	$ (0.8)	$ (1.33)	$ (1.63)
Weighted-average common shares outstanding, basic (in Shares)	48,597,534		44,981,746		48,597,177	44,904,880	46,018,888	43,332,088
Weighted-average common shares outstanding, diluted (in Shares)	48,597,534		44,981,746		48,597,177	44,904,880	46,810,252	43,859,664